                                  CERTIFICATION


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 42 ("PEA No. 42") on November 28, 2007, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Adviser Balanced Fund                                    Janus Adviser International Equity Fund
-- Class A Shares                                              -- Class A Shares
-- Class C Shares                                              -- Class C Shares
-- Class I Shares                                              -- Class I Shares
-- Class R Shares                                              -- Class R Shares
-- Class S Shares                                              -- Class S Shares
Janus Adviser Contrarian Fund                                  Janus Adviser International Growth Fund
-- Class A Shares                                              -- Class A Shares
-- Class C Shares                                              -- Class C Shares
-- Class I Shares                                              -- Class I Shares
-- Class R Shares                                              -- Class R Shares
-- Class S Shares                                              -- Class S Shares
Janus Adviser Flexible Bond Fund                               Janus Adviser Large Cap Growth Fund
-- Class A Shares                                              -- Class A Shares
-- Class C Shares                                              -- Class C Shares
-- Class I Shares                                              -- Class I Shares
-- Class R Shares                                              -- Class R Shares
-- Class S Shares                                              -- Class S Shares
Janus Adviser Floating Rate High Income Fund                   Janus Adviser Long/Short Fund
-- Class A Shares                                              -- Class A Shares
-- Class C Shares                                              -- Class C Shares
-- Class I Shares                                              -- Class I Shares
-- Class S Shares                                              -- Class R Shares
Janus Adviser Forty Fund                                       -- Class S Shares
-- Class A Shares                                              Janus Adviser Mid Cap Growth Fund
-- Class C Shares                                              -- Class A Shares
-- Class I Shares                                              -- Class C Shares
-- Class R Shares                                              -- Class I Shares
-- Class S Shares                                              -- Class R Shares
Janus Adviser Fundamental Equity Fund                          -- Class S Shares
-- Class A Shares                                              Janus Adviser Mid Cap Value Fund
-- Class C Shares                                              -- Class A Shares
-- Class I Shares                                              -- Class C Shares
-- Class R Shares                                              -- Class I Shares
-- Class S Shares                                              -- Class R Shares
Janus Adviser Global Real Estate Fund                          -- Class S Shares
-- Class A Shares                                              Janus Adviser Money Market Fund
-- Class C Shares                                              -- Class A Shares
-- Class I Shares                                              -- Class C Shares
-- Class S Shares                                              -- Class S Shares

Janus Adviser Global Research Fund                             Janus Adviser Orion Fund
-- Class A Shares                                              -- Class A Shares
-- Class C Shares                                              -- Class C Shares
-- Class I Shares                                              -- Class I Shares
-- Class S Shares                                              -- Class R Shares
Janus Adviser Growth and Income Fund                           -- Class S Shares
-- Class A Shares                                              Janus Adviser Small Company Value Fund
-- Class C Shares                                              -- Class A Shares
-- Class I Shares                                              -- Class C Shares
-- Class R Shares                                              -- Class I Shares
-- Class S Shares                                              -- Class R Shares
Janus Adviser High-Yield Fund                                  -- Class S Shares
-- Class A Shares                                              Janus Adviser Small-Mid Growth Fund
-- Class C Shares                                              -- Class A Shares
-- Class I Shares                                              -- Class C Shares
-- Class R Shares                                              -- Class I Shares
-- Class S Shares                                              -- Class R Shares
Janus Adviser INTECH Risk-Managed Core Fund                    -- Class S Shares
-- Class A Shares                                              Janus Adviser Worldwide Fund
-- Class C Shares                                              -- Class A Shares
-- Class I Shares                                              -- Class C Shares
-- Class R Shares                                              -- Class I Shares
-- Class S Shares                                              -- Class R Shares
Janus Adviser INTECH Risk-Managed Growth Fund                  -- Class S Shares
-- Class A Shares                                              Janus Institutional Cash Management Fund
-- Class C Shares                                              -- Institutional Shares
-- Class I Shares                                              -- Premium Shares
-- Class R Shares                                              Janus Institutional Government Money Market Fund
-- Class S Shares                                              -- Institutional Shares
Janus Adviser INTECH Risk-Managed International Fund           -- Premium Shares
-- Class A Shares                                              -- Primary Shares
-- Class C Shares                                              -- Select Shares
-- Class I Shares                                              -- Service Shares
-- Class S Shares                                              Janus Institutional Money Market Fund
Janus Adviser INTECH Risk-Managed Value Fund                   -- Institutional Shares
-- Class A Shares                                              -- Premium Shares
-- Class C Shares                                              -- Primary Shares
-- Class I Shares                                              -- Select Shares
-- Class R Shares                                              -- Service Shares
-- Class S Shares

         (collectively, the "Funds").

3.       The text of PEA No. 42 has been filed electronically.

DATED: December 3, 2007

                                    JANUS ADVISER SERIES
                                    on behalf of the Funds


                                    By: /s/ Stephanie Grauerholz-Lofton
                                        ----------------------------------------
                                        Stephanie Grauerholz-Lofton
                                        Vice President